Business activity and Initial Public Offering	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business activity and Initial Public Offering
1.	Business activity and Initial Public Offering

(a)	Business activity -
Intercorp Financial Services Inc. and Subsidiaries (henceforth “IFS”, “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a Subsidiary of Intercorp Peru Ltd. (henceforth “Intercorp Peru”), a holding Company incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2021, Intercorp Peru holds directly and indirectly 70.65 percent of the issued capital stock of IFS, equivalent to 70.64 percent of the outstanding capital stock of IFS (70.64 percent of the issued and outstanding capital stock of IFS, as of December 31, 2020).
IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.
As of December 31, 2021 and 2020, IFS holds 99.30 percent of the capital stock of Banco Internacional del Peru S.A.A. – Interbank (henceforth “Interbank”), 99.84 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”).
The operations of Interbank and Interseguro are concentrated in Peru, while the operations of Inteligo and its Subsidiaries (Interfondos S.A. Sociedad Administradora de Fondos, Inteligo Sociedad Agente de Bolsa S.A. and Inteligo Bank Ltd.) are mainly concentrated in Peru and Panama.
The main activities of IFS’s Subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.
The consolidated financial statements of IFS and Subsidiaries as of December 31, 2020, and for the year then ended, were approved by the Board of Directors on April 26, 2021. The consolidated financial statements as of December 31, 2021, and for the year then ended, have been approved and authorized for issuance by Management and the Board of Directors on April 25, 2022.

(b)	Global pandemic Covid-19 -

(b.1)	State of National and Sanitary Emergency
Since March 2020, the World Health Organization declared
“Covid-19”
as a global pandemic, which has had a significant impact on the world economy. Many countries imposed travel bans, social isolation, and even people in many places have been and continue to be subject to quarantine measures.
In Peru, in March 2020, the Government declared a State of National and Sanitary Emergency ordering the closure of borders, mandatory social isolation, the closure of businesses considered non-essential
(the exceptions were the production, distribution and commercialization of food and pharmaceuticals, financial services and healthcare), among other measures related to the health and well-being of citizens.

In May 2020, through Supreme Decree
No. 080-2020,
the government approved the gradual resumption of economic activities to mitigate the economic negative effects of the pandemic. The proposed reactivation would be in four phases based on the impact of each sector on the economy, being mining and industry, construction, services and tourism and commerce the first ones to restart, followed by manufacturing and agricultural sectors. The last phase had considered the reopening of the entertainment sector with reduced capacity.
During the last months of 2020, with the purpose of continuing to contain and mitigate the spread of
Covid-19,
the Peruvian government issued a series of measures focused on region, traffic restrictions and new rules on social cohabitation abiding by the established attendance capacity. However, at the end of 2020 and during the first months of 2021, the country experienced a new and very high wave of infections which was referred to as the “second wave”. This new wave of infections caused some phases of the economic recovery already implemented to be gradually scaled back.
The progress of the National Vaccination Plan implemented by the Peruvian government since 2021 helped to reduce the mortality rate generated by
Covid-19
in Peru.
Although the vaccination process has been increasing at an accelerated pace as part of the plan designed to face a possible “third wave”, which began in Peru at the beginning of 2022. To protect the citizens’ health, the Peruvian government issued a series of Supreme Decrees extending the National State of Emergency and the National State of Health Emergency up to the end of August 2022.

(b.2)	Economic measures adopted by the Peruvian government
Within this context, the Ministry of Economy and Finance (henceforth “MEF”), the Central Reserve Bank of Peru (henceforth “BCRP”) and the Superintendence of Banking and Insurance and private Pension Fund Administrators (henceforth “SBS”), activated extraordinary measures aimed to alleviate the financial and economic impact of
Covid-19,
in particular on customers of the financial system (due to the closure of most sectors of economic activity), as well as some additional measures focused on securing the continuity of the economy’s payment chain.
During 2020, the main measures implemented in the financial system were related to facilities for loans rescheduling (payment deferrals), suspension of counting of past due days, partial withdrawal of deposits from compensation from service time accounts, setting of repo operations with the BCRP and the launching of credit programs guaranteed by the Peruvian government, such as “Reactiva Peru”, created through Legislative Decree No. 1455-2020 and expanded through Legislative Decree No. 1485-2020, which has the purpose to secure the continuity of the companies’ payment chain to face the
Covid-19’s
impact.
Such program grants guarantees to companies to obtain working capital loans and thus comply with their short-term obligations to their workers and suppliers of goods and services. This program manages guarantees for the entire Peruvian financial system whose total amounte
d to S/
60,000,000,000
.
During 2020, Interbank
granted loans under this modality for S/6,617,142,000. As of December 31, 2021, Interbank maintained loans of the “Reactiva Peru” program for S/4,976,073,000, including accrued interest for S/79,936,000; out of which S/4,421,999,000 are covered by the Peruvian Government (as of December 31, 2020, it maintained S/6,659,790,000, including accrued interest for S/44,021,000, out of which S/5,855,826,000 are covered by the Peruvian government).

During 2021, the Peruvian government, through the MEF and the SBS, issued a series of Resolutions and Official Letters within the framework of Emergency Decree
No. 026-2021
and an amendment by Emergency Decree
No. 039-2021,
which establishes economic and financial measures with respect to the rescheduling of the loans guaranteed under the “Reactiva Peru” program. In that sense, during 2021, Interbank modified loans of such program for an amount of approximatel
y S/
2,012,855,000
.
 As of December 31, 2021, the balance of rescheduled loans under the “Reactiva Peru” program amounted to approximately
S/1,974,180,000.

At the beginning of 2020, the Peruvian government issued the Emergency Decree
No. 033-2020,
which allowed each worker to withdraw up to S/2,400 from their deposits for severance indemnity (“CTS” by its Spanish acronym). Additionally, through Supreme Decree No.
010-2021-TR,
the government authorized the
one-off
withdrawal of the entirety of such CTS accounts until December 2021, for the purpose of covering the workers’ economic needs caused by the
Covid-19
pandemic.

(b.3)	Measures adopted by the Company and Subsidiaries
Management and the Board of IFS monitor the situation closely and focus on on four fundamental pillars which is going to allow the continuity of its operations: taking the following measures in each one of these pillars:
i)	Liquidity and solvency
Active participation in the BCRP’s daily operations, thus raising funds through loan reporting operations represented by securities. These funds were aimed to loans under the “Reactiva Peru” program and attracted higher levels of deposits. Likewise, to strengthen its capital and regulatory capital to face with the volatile environment, the Group implemented the following measures:
Interbank:

•
The Shareholders’ Meeting held on March 25, 2021, approved the capitalization of profits
(
previously
agreed to
at the Shareholders’ Meeting held on April 3, 2020
)
 and agreed to not distribute dividends.

•
The Shareholders’ Meeting held on April 3, 2020, approved to reduce the percentage of distributable dividends, with the charge to the 2019 fiscal year, from 45 percent to 25 percent. In addition, the net profit generated in the first quarter of 2020 was also agreed to be capitalized.

•	During 2020, Interbank placed international subordinated bonds for US$300,000,000.
Interseguro:

•	In the Board’s Session held on June 30, 2020, Interseguro agreed to the capitalization of S/50,000,000 with charge to the period’s net profit.

•	On September 30, 2020, Interseguro placed subordinated bonds for US$25,000,000.

•	In the Shareholders’ Meeting held on December 24, 2020, Interseguro agreed to the capitalization of S/48,148,000 with charge to the retained earnings.

•	The Shareholders’ Meeting held on March 9, 2021, approved the capitalization of S/62,962,963, which includes the agreed amount from June 2020.
ii)	Operations
To sustain the Group’s operations, the following measures have been taken:

•	Provide employees with technological tools.

•	Implement new protocols for business continuity under the current circumstances.

•	Monitor supplier operations related to the supply of cash.

•	Reinforce IT systems and cybersecurity.

iii)	Distribution channels

•	Financial stores – implement flexible opening hours.

•	ATMs – Maintenance and availability of cash at full capacity.

•	Call center – Increase telephone operators.

•	Apps and home banking.

iv)	Employees

•	Implementation of Covid-19 protocols and health surveillance.

•	Home office implementation (work from home).

•	“Remote First” implementation (option to work remotely; permanently or under a hybrid model – home and office).

•	Implementation of digital services to strengthen health care.
Due to the nature of its operations, the subsidiary Inteligo, was not significantly impacted by the
Covid-19
pandemic.
In Management’s opinion, these and other additional measures implemented by the Group have enabled IFS and Subsidiairies to sufficiently address the negative effects of the
Covid-19
pandemic.

(c)	Initial Public Offering
On July 3, 2019, the Board of IFS approved the filing with the Securities and Exchange Commission of the United States of America (henceforth the “SEC”), of a Registration Statement under Form
F-1
of the Securities Exchange Act of 1933 of the United States of America, in relation with a proposal of an Initial Public Offering (henceforth “Offering”) of IFS’s common shares.
On July 18, 2019, IFS announced its Offering for approximatel
y 9,000,000 common shares at a price of US$46.00
per common share. The sale was performed by (i) IFS, (ii) Interbank, (iii) Intercorp Peru, and (iv) a non-related shareholder. Additionally, IFS granted the Offering placers a 30-day call option for up to 1,350,000 new common shares, as an additional initial issuance.
As result of
the
Offering, IFS sold 2,418,754 common shares held as treasury stock (including shares sold by Interbank), as well as approximately 1,150,000 new common shares to be issued. Intercorp Peru sold 2,531,246 shares, and the non-related
shareholder sold 3,000,000 shares. Additionally, the placers exercised the call option regarding 1,186,841 new common shares.
In this sense, IFS and Subsidiaries combined, sold 4,755,595 shares at US$46.00 per share. The sale value amounted to approximately US$218,757,000 (before issuance expenses).
The total impact of the Offering on the Company’s net equity, after discounting the issuance expenses, amounted to S/684,125,000 (approximately US$208,384,000), mainly explained by:

(i)
Issuance of 2,336,841 shares, for an amount of S/336,950,000, out of which S/74,571,000 correspond to capital stock and S/262,379,000 to capital surplus (net of issuance expenses for S/15,957,000), see Note 16(a).

(ii)
Sale of 2,418,754 share held as treasury stock, including shares sold by Interbank, for a total amount of S/347,175,000, which were recorded in captions “Treasury stock” and “Retained earnings”, as of December 31, 2019, see Note 16(b).